Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TSMC North America [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Selling and marketing of integrated circuits and other semiconductor devices	Selling and marketing of integrated circuits and other semiconductor devices
Establishment and Operating Location	San Jose, California, U.S.A.	San Jose, California, U.S.A.
Percentage of Ownership	100.00%	100.00%
TSMC Europe B.V. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location	Amsterdam, the Netherlands	Amsterdam, the Netherlands
Percentage of Ownership	100.00%	100.00%
TSMC Japan Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location	Yokohama, Japan	Yokohama, Japan
Percentage of Ownership	100.00%	100.00%
TSMC Design Technology Japan, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engineering support activities	Engineering support activities
Establishment and Operating Location	Yokohama, Japan	Yokohama, Japan
Percentage of Ownership	100.00%
TSMC Korea Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location	Seoul, Korea	Seoul, Korea
Percentage of Ownership	100.00%	100.00%
TSMC Partners, Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in companies involved in the design, manufacture, and other related business in the semiconductor industry and other investment activities	Investing in companies involved in the design, manufacture, and other related business in the semiconductor industry and other investment activities
Establishment and Operating Location	Tortola, British Virgin Islands	Tortola, British Virgin Islands
Percentage of Ownership	100.00%	100.00%
TSMC Global, Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investment activities	Investment activities
Establishment and Operating Location	Tortola, British Virgin Islands	Tortola, British Virgin Islands
Percentage of Ownership	100.00%	100.00%
TSMC China Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location	Shanghai, China	Shanghai, China
Percentage of Ownership	100.00%	100.00%
TSMC Nanjing Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location	Nanjing, China	Nanjing, China
Percentage of Ownership	100.00%	100.00%
VisEra Technologies Company Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engaged in manufacturing electronic spare parts and in researching, developing, designing, manufacturing, selling, packaging and testing of color filter	Engaged in manufacturing electronic spare parts and in researching, developing, designing, manufacturing, selling, packaging and testing of color filter
Establishment and Operating Location	Hsin-Chu, Taiwan	Hsin-Chu, Taiwan
Percentage of Ownership	87.00%	87.00%
TSMC Arizona Corporation [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, selling and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location	Phoenix, Arizona, U.S.A.
Percentage of Ownership	100.00%
VentureTech Alliance Fund II, L.P. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-up technology companies	Investing in new start-up technology companies
Establishment and Operating Location	Cayman Islands	Cayman Islands
Percentage of Ownership	98.00%	98.00%
VentureTech Alliance Fund III, L.P. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-up technology companies	Investing in new start-up technology companies
Establishment and Operating Location	Cayman Islands	Cayman Islands
Percentage of Ownership	98.00%	98.00%
TSMC Development, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in companies involved in the manufacturing related business in the semiconductor industry	Investing in companies involved in the manufacturing related business in the semiconductor industry
Establishment and Operating Location	Delaware, U.S.A.	Delaware, U.S.A.
Percentage of Ownership	100.00%	100.00%
TSMC Technology, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engineering support activities	Engineering support activities
Establishment and Operating Location	Delaware, U.S.A.	Delaware, U.S.A.
Percentage of Ownership	100.00%	100.00%
TSMC Design Technology Canada Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engineering support activities	Engineering support activities
Establishment and Operating Location	Ontario, Canada	Ontario, Canada
Percentage of Ownership	100.00%	100.00%
InveStar Semiconductor Development Fund, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-up technology companies	Investing in new start-up technology companies
Establishment and Operating Location	Cayman Islands	Cayman Islands
Percentage of Ownership		97.00%
InveStar Semiconductor Development Fund, Inc. (II) LDC. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-up technology companies	Investing in new start-up technology companies
Establishment and Operating Location	Cayman Islands	Cayman Islands
Percentage of Ownership		97.00%
WaferTech, LLC [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, selling and testing of integrated circuits and other semiconductor devices	Manufacturing, selling and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location	Washington, U.S.A.	Washington, U.S.A.
Percentage of Ownership	100.00%	100.00%
Growth Fund Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-up technology companies	Investing in new start-up technology companies
Establishment and Operating Location	Cayman Islands	Cayman Islands
Percentage of Ownership	100.00%	100.00%